Share repurchase program (Details) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Aug. 24, 2018 USD ($)
Share repurchase program
Value of shares repurchased under share repurchase program | ¥		¥ 70,109
ADS
Share repurchase program
Aggregate value under share repurchase program			$ 20,000,000
Number of shares repurchased under share repurchase program | shares	2,249,831	2,249,831
Value of shares repurchased under share repurchase program	$ 10,151,428
Weighted average price per ADS | $ / shares	$ 4.51